As filed with the Securities and Exchange Commission on August 14, 2014

File Nos. 2-29901

811-01716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 167

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 146

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

Registrant’s Telephone Number, including Area Code:

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

P. Jay Spinola

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 11, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 167 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 146 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of AllianceBernstein Cap Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 11, 2014, the effectiveness of the Registration Statement for AllianceBernstein Long/Short Multi-Manager Fund (the “Fund”), filed in Post-Effective Amendment No. 153 on May 30, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 167 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 153 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 14th day of August, 2014.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith *
Robert M. Keith
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

		Signature	Title	Date

(1)		Principal Executive Officer:

		Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	August 14, 2014

(2)		Principal Financial and Accounting Officer:

	By:	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	August 14, 2014

(3)		All of the Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

	*By:	/s/ Eric C. Freed		August 14, 2014
Eric C. Freed
(Attorney-in-fact)